Goodwill and Other Intangible Assets	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Intangible Assets Disclosure Text Block

Note 5. Goodwill and Other Intangible Assets

Following is a summary of the changes in the carrying value of goodwill for the fiscal years ended September 30, 2012 and 2011 (in thousands):

	Pharmaceutical
	Distribution	Other	Total
Goodwill at September 30, 2010	$ 2,404,652	$ 70,044	$ 2,474,696
Goodwill recognized in connection with acquisitions (see Note 2)	17,495	8,412	25,907
Foreign currency translation	(440)	-	(440)
Goodwill impairment	-	(3,001)	(3,001)
Goodwill at September 30, 2011	2,421,707	75,455	2,497,162
Goodwill recognized in connection with acquisitions (see Note 2)	(134)	444,554	444,420
Foreign currency translation	1,402	-	1,402
Goodwill at September 30, 2012	$ 2,422,975	$ 520,009	$ 2,942,984

Following is a summary of other intangible assets (in thousands):

	September 30, 2012			September 30, 2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Indefinite-lived intangibles — trade names	$344,004	$-	$344,004	$233,348	$-	$233,348
Finite-lived intangibles:
Customer relationships	265,981	(61,865)	204,116	78,147	(47,578)	30,569
Other	67,896	(35,568)	32,328	45,074	(28,484)	16,590
Total other intangible assets	$677,881	$(97,433)	$580,448	$356,569	$(76,062)	$280,507

During the fiscal year ended September 30, 2011, the Company recorded a goodwill impairment charge of $3.0 million and a customer relationship impairment charge of $3.5 million relating to one of its smaller business units. For segment presentation, this charge was included in Other.

During the fiscal year ended September 30, 2010, the Company recorded trade name impairment charges totaling $3.2 million relating to certain of its smaller business units. For segment presentation, this charge was included in Other.

Amortization expense for other intangible assets was $21.5 million, $12.6 million, and $12.5 million in the fiscal years ended September 30, 2012, 2011, and 2010, respectively. Amortization expense for other intangible assets is estimated to be $27.2 million in fiscal 2013, $25.4 million in fiscal 2014, $21.3 million in fiscal 2015, $20.3 million in fiscal 2016, $16.9 million in 2017 and $125.3 million thereafter.